Share-based payments - Summary of movement of changes in other equity instruments (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Summary of movement of changes in other equity instruments [Line Items]
Outstanding as at January 1	47,745	44,890	0
Granted during the year	3,995	5,135	44,890
Exercised during the year	(10,756)	0	0
Forfeited during the year	(1,939)	(2,280)	0
Outstanding as at December 31	39,045	47,745	44,890